FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
Other operating income, net	¥ 580,973	$ 89,038	¥ 387,890	¥ 178,057
Total operating expenses	(1,082,739)	(165,937)	(1,158,337)	(1,032,660)
Income from operations	4,754,367	728,639	5,462,831	4,332,223
Income tax expense	(689,833)	(105,722)	(1,078,295)	(929,133)
Fair value change at financial instruments	(877)	(134)
Share of profit in subsidiaries and VIE	(18,507)	(2,836)	(7,556)	(19,386)
Net income attributable to ZTO Express (Cayman) Inc.	4,312,213	660,876	5,674,145	4,383,025
Net income attributable to ordinary shareholders	4,312,213	660,876	5,674,145	4,383,025
Net income	4,326,446	663,057	5,671,267	4,387,912
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(771,291)	(118,205)	104,004	867,612
Comprehensive income	3,555,155	544,852	5,775,271	5,255,524
Other comprehensive loss, tax	0		0	0
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Operating expenses:
General and administrative	(284,193)	(43,554)	(325,559)	(271,378)
Other operating income, net	146,168	22,401	52,937	43,575
Total operating expenses	(138,025)	(21,153)	(272,622)	(227,803)
Interest income	199,991	30,650	412,311	317,714
Income from operations	61,966	9,497	139,689	89,911
Income tax expense	(62,887)	(9,638)	(61,505)	(43,581)
Fair value change at financial instruments	(2,948)	(452)
Share of profit in subsidiaries and VIE	4,316,082	661,469	5,595,961	4,336,695
Net income attributable to ZTO Express (Cayman) Inc.	4,312,213	660,876	5,674,145	4,383,025
Net income attributable to ordinary shareholders	4,312,213	660,876	5,674,145	4,383,025
Net income	4,312,213	660,876	5,674,145	4,383,025
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(771,291)	(118,205)	104,004	867,612
Comprehensive income	3,540,922	$ 542,671	5,778,149	5,250,637
Other comprehensive loss, tax	¥ 0		¥ 0	¥ 0